Document and Entity Information	Jul. 06, 2023
Cover [Abstract]
Entity Registrant Name	Owl Rock Capital Corp III
Amendment Flag	false
Entity Central Index Key	0001807427
Document Type	8-K
Document Period End Date	Jul. 06, 2023
Entity Incorporation State Country Code	MD
Entity File Number	814-01345
Entity Tax Identification Number	84-4493477
Entity Address, Address Line One	399 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	419-3000
Entity Information, Former Legal or Registered Name	Owl Rock Capital Corporation III
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false